First Trust Nasdaq BuyWrite Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended	144 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cboe Nasdaq-100 BuyWrite(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	8.20%		8.87%	8.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.65%	14.82%	13.67%
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.02%	15.30%		19.70%	19.02%
First Trust Nasdaq BuyWrite Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.53%	10.53%		7.01%	6.36%
Performance Inception Date	Jan. 06, 2014
First Trust Nasdaq BuyWrite Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.23%	6.34%		4.29%	3.84%
First Trust Nasdaq BuyWrite Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	6.18%		4.18%	3.76%